SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (REGISTRANT BALANCE SHEETS) (Parenthetical) (Details) - $ / shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	39,799	39,363
Ordinary share, shares outstanding	35,318	35,506
Treasury shares	4,481	3,857
UTSTARCOM HOLDINGS CORP
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	39,799	39,363
Ordinary share, shares outstanding	35,318	35,506
Treasury shares	4,481	3,857